Stock Incentive Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Compensation
Excess tax benefits from stock-based compensation	$ 127	$ 106	$ 62
Proceeds from exercise of stock options	299	421	500
Total intrinsic value of options exercised	394	372	282
Restricted Stock
Compensation
Compensation expense related to share-based compensation	140	62	41
Total fair value of restricted shares vested	164	$ 57	$ 41
Restricted Stock | Executive Officer
Compensation
Compensation expense related to share-based compensation	$ 38
Restricted Stock Units (RSUs)
Compensation
Granted (in shares)	2,695,000	2,708,000	1,715,000
Granted (in dollars per share)	$ 100.81	$ 73.60	$ 54.30
Unrecognized compensation expense related to unvested options	$ 268
Unrecognized compensation expense related to unvested options, period of recognition (in years)	2 years 7 months 10 days
Options Granted, Beginning from 2011
Compensation
Exercisable period (in years)	4 years
Expiration period for options granted (in years)	7 years
Employee Stock Option
Compensation
Fair value of options vested	$ 334	$ 292	$ 329
Employee Stock
Compensation
Compensation expense related to share-based compensation	90	103	100
Recognized tax benefit on compensation expense	$ 26	$ 33	$ 32
Employee Stock Purchase Plan 2007
Compensation
Maximum number of shares that can be purchased under ESPP (in shares)	15,000,000			15,000,000
Employee purchase price, percentage of fair market value of ordinary shares	85.00%
Shares of common stock purchased for ESPP (in shares)	1,000,000
Average price of shares of common stock purchased for ESPP (in dollars per share)	$ 72.21
Shares of common stock available for issue under ESPP (in shares)	14,000,000
Equity Incentive Plan 2010
Compensation
Maximum number of shares that can be purchased under ESPP (in shares)	74,000,000
Shares available for future grants under the ICP (in shares)	24,000,000
Employee Stock Option
Compensation
Unrecognized compensation expense related to unvested options	$ 91
Unrecognized compensation expense related to unvested options, period of recognition (in years)	1 year 8 months 19 days
Unvested options to vest over the requisite service period (in shares)	$ 12
Minimum
Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Compensation
Requisite service period of the stock award (in years)	5 years